Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Summary of investments

	2022 £m	2023 £m
Investments in joint ventures and associates	159	178
Venture capital investments	127	97
Total	286	275

Summary of information about joint ventures

	2022 £m	2023 £m
At start of year	105	159
Share of results of joint ventures and associates	19	46
Dividends received from joint ventures and associates	(33)	(21)
Acquisitions	62	-
Disposals and other	1	-
Exchange translation differences	5	(6)
At end of year	159	178

	RELX’s share
	2022 £m	2023 £m
Revenue	55	123
Net profit for the year	19	46

Total assets	190	200
Total liabilities	(75)	(61)
Net assets	115	139
Goodwill	44	39
Total	159	178